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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RULE 24F-2 NOTICE FOR
DEAN WITTER SELECT EQUITY TRUST
SELECT 10 INDUSTRIAL PORTFOLIO 94-4
Registration Number 33-55085

October 2, 1995

            Pursuant to Regulation 270.24f-2 ("Rule 24f-2") promulgated under the Investment Company Act of 1940, as amended, Dean Witter Reynolds Inc., as Sponsor of the above-referenced trust (the "Trust"), a unit investment trust which elected to register an indefinite number of units in accordance with Rule 24f-2, hereby submits the notice and information required by Rule 24f-2:

            (i) The fiscal year for which this notice is filed is the period beginning on and including October 3, 1994 and ending on and including September 30, 1995 (the "Period"). The election to register an indefinite number of securities pursuant to Rule 24f-2 was terminated, effective immediately, by Post-Effective Amendment No. 1 to the Registration Statement filed on October 2, 1995.

           (ii) The number or amount of securities of the same class or series which have been registered under the Securities Act of 1933, as amended, other than pursuant to Rule 24f-2 but which remain unsold at the beginning of the Period was none.

          (iii) The number or amount of securities registered during the Period other than pursuant to Rule 24f-2 was none.

           (iv) The number of securities sold during the Period was 6,665,230.*


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*     Actual aggregate sale price for which securities were sold was $64,258,754.00, less actual aggregate price of securities redeemed or repurchased, $10,213,365.00, equals the net aggregate sale price of $54,045,389.


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            (v)  Based on the number of securities referred to in
paragraph (iv) above, net of redemptions or repurchases referred to in the footnote, the number of securities sold during the Period in reliance upon registration pursuant to Rule 24f-2 was 5,566,499.


                                    Very truly yours,

                                    DEAN WITTER REYNOLDS INC.


                                    By    Michael D. Browne
                                          Michael D. Browne
                                          First Vice President




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      A filing fee in the amount of $18,136.34 (the total fee of $18,636.34, in respect of $54,045,389.00 amount of securities, net of the $500.00 initial filing fee for the Trust as the 24f-2 election was terminated, effective immediately, by Post-Effective Amendment No. 1 to the Registration Statement filed October 2, 1995), has been included in this filing via wire transfer to the designated lock-box.




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